Financial instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments
The Company’s financial instruments include marketable securities, amounts receivable (including embedded derivatives), derivative financial instruments and accounts payable, other current and non-current assets and other current liabilities.
Derivative financial instruments
The Company uses derivative financial instruments as part of its risk management program to mitigate exposures to various market risks including commodity prices, foreign exchange rates and diesel fuel prices. The Company’s derivative counterparties are syndicate members of the Company’s Corporate Facility (revolving credit facility where $398.1 million is available to be drawn upon), mitigating credit risk. The Company monitors its derivative position exposures on an ongoing basis.

	December 31, 2023	December 31, 2022
Derivative instrument assets
Current
Foreign exchange contracts	$5,621	$112
Fuel contracts	534	2,572
Gold contracts	495	—
Royal Gold deliverables(1)	1,275	1,410
Copper contracts	2,379	7,697
	10,304	11,791
Non-current
Foreign exchange contracts	5,240	633
Fuel contracts	92	444
Copper contracts	—	4,450
	5,332	5,527
Total derivative instrument assets	$15,636	$17,318

Derivative instrument liabilities
Current
Foreign exchange contracts	$2,272	$14,088
Fuel contracts	624	80
Royal Gold deliverables(1)	69	21
	2,965	14,189
Non-current
Foreign exchange contracts	—	4,575
Fuel contracts	366	13
	366	4,588
Total derivative instrument liabilities	$3,331	$18,777
(1)Relates to Royal Gold deliverables, which are gold and copper forward contracts for gold ounces and copper pounds, respectively, payable to Royal Gold.
Hedge derivatives

The derivative instruments outstanding as at December 31, 2023 that are accounted for as cash flow hedges are summarized below:

		Average Strike Price				Total Position(1)
Instrument	Unit	2024	2025	2026	Type
Fuel hedge contracts
ULSD zero-cost collars	Barrels	$99/$111	$102/$113	N/A	Fixed	45,000
ULSD swap contracts	Barrels	$108	$111	$102	Fixed	137,100
Foreign exchange contracts
US$/C$ zero-cost collars	CAD	$1.30/$1.36	$1.32/$1.38	N/A	Fixed	363,000,000
US$/C$ forward contracts	CAD	$1.34	$1.35	$1.37	Fixed	421,000,000
Copper contracts
Copper zero-cost collars	Pounds	$4.00/$5.06	N/A	N/A	Fixed	9,920,790
(1)Total amounts expressed in the units identified.
Fuel contracts
The Company applies hedge accounting to derivative instruments it enters into to hedge a portion of its estimated future diesel fuel purchases at its Mount Milligan Mine operations to manage the risk associated with changes in diesel fuel prices on the cost of operations. The fuel hedge contracts are expected to settle over time by the end of 2026.
Foreign exchange contracts
The Company applies hedge accounting to the foreign exchange contracts it enters into to hedge a portion of its future Canadian dollar denominated expenditures. The foreign exchange contracts are expected to settle over time by the end of 2026.
Copper contracts

The Company applies hedge accounting to copper contracts it enters into to hedge a portion of the expected copper pounds sold (net of the portion attributable to the Royal Gold streaming agreement) to manage the risk associated with changes to the London Metal Exchange (“LME”) copper price. The option collar contracts utilized create a price floor and allow for some participation in upward price movements. These hedges result in cash inflows or outflows only when the underlying LME copper price is below the collar floor or above the collar ceiling, respectively, at the time of settlement. These contracts are expected to settle over time by the end of 2024.
The table below provides a breakdown of the changes in the fair value of these derivative contracts recognized in other comprehensive income (“OCI”) and the portion of the fair value changes reclassified to the statements of loss:

	2023	2022
Increase (decrease) in the fair value of derivative financial instruments	$18,038	$(22,616)
Reclassified to net loss	(7,264)	13,028
Increase (decrease) in the fair value of derivative instruments included in OCI(1)	$10,774	$(9,588)
(1)Includes tax expense of $2.8 million for the year ended December 31, 2023 (2022 - tax recovery nil).
Non-hedge derivatives
The non-hedge derivative instruments outstanding as at December 31, 2023 are expected to settle by the end of the second quarter of 2024, and are summarized as follows:

Instrument	Unit	Type	Total Position(1)
Gold Options
Gold put option contracts	Ounces	Fixed	50,000
Royal Gold deliverables
Gold forward contracts	Ounces	Float	24,366
Copper forward contracts	Pounds	Float	4,960,000
(1)Total amounts expressed in the units identified.
Gold contracts
The Company has purchased gold put option contracts to manage the risk associated with movements of the London Bullion Market Association (“LBMA”) gold prices during anticipated periods of higher gold ounces sales from the Öksüt Mine. The Company initially purchased 100,000 ounces of gold put options, expiring through the second half of 2023 at an average price of $1,937.50 per ounce. The total premium paid for these derivatives was $3.3 million. In the fourth quarter of 2023, the Company purchased additional 50,000 ounces of gold put options, expiring through the first half of 2024, at an average price of $1,975.00 per ounce for the total premium of $2.1 million. The options allow full participation to the upside price movements in the gold price while protecting against downward movements in pricing. The Company records its option contracts at fair value using a market approach based on observable quoted market prices. Mark-to-market adjustments and realized gains are recorded in other non-operating income. For the year ended December 31, 2023, the Company recorded a total loss of $2.9 million associated with this program.
Royal Gold deliverables

For the Royal Gold deliverables, the Company delivers physical gold, as well as copper warrants, to Royal Gold based on a percentage of the gold ounces and copper pounds included in each final sale of concentrate to third party customers, including off-takers and traders, collectively, the customers of the Mount Milligan Mine (the “MTM Customers”), within two days of receiving or making a final payment. If a final payment from the MTM Customers is not received or paid within five months of the bill of lading date, then the Company will deliver an estimated amount of gold ounces and copper warrants, based on the quantities from the provisional invoice, for an estimated 90% of the material they are due to pay, based on the provisional invoice quantities.

The Company receives payment from the MTM Customers in cash, thus requiring the purchase of physical gold and copper warrants in order to satisfy the obligation to pay Royal Gold. In order to hedge its gold and copper price risk, which arises from timing differences, when physical purchase and concentrate sales pricing periods do not match, the Company has entered into certain forward gold and copper purchase and sales contracts, pursuant to which it purchases gold and copper at an average price during a quotation period, and sells gold and copper at a spot price. These contracts are treated as derivatives and are not designated as hedging instruments. The Company records its forward commodity contracts at fair value using a market approach based on observable quoted market prices.
The following table is a sensitivity analysis of what the fair value would be due to an increase or a decrease of 10% in the price of all derivative instruments outstanding as at December 31, 2023:

	Fair value December 31, 2023	Fair value after increase of 10%	Fair value after decrease of 10%
Royal Gold deliverables	$1,206	$8,139	$(5,726)
Gold Contracts	$495	$—	$5,942
Copper contracts	$2,379	$551	$5,292
Fuel contracts	$(364)	$783	$(1,500)
Foreign exchange contracts	$8,589	$58,284	$(45,814)
Provisionally-priced contracts
Amounts receivable
Upon the shipment and sale of gold and copper concentrate to various off-takers, the Company typically receives a payment equal to an amount ranging from 90% to 95% of the contracted value of contained metals, net of applicable treatment and refining charges, while the final settlement payment is not due for several months. Upon the shipment and sale of molybdenum products to selected customers, the Company receives a payment typically equal to an amount ranging from 90% to 100% of the contracted value of contained metal, net of applicable deductions, while the remaining payment, if any, is not due for several months.
Under the terms of these sales contracts, prices are subject to final adjustment, at the end of a future period, after control passes to the customer, based on quoted market prices during a quotation period specified in the contract. At the end of each reporting period, provisionally-priced receivables are marked to market based on the forward market price for the quotation period stipulated in the contract, with changes in fair value recognized in gold, copper and molybdenum revenue.
The amount of trade receivables related to the sales of gold and copper concentrate and molybdenum products prior to mark-to-market adjustment, the mark-to-market adjustment made during the period, and the fair value of provisionally-priced receivables as at December 31, 2023 and December 31, 2022, are summarized as follows:

	December 31, 2023	December 31, 2022
Trade receivables prior to mark-to-market adjustment	$27,313	$29,624
Mark-to-market adjustment related to gold and copper concentrate sold	2,677	7,294
Mark-to-market adjustment related to molybdenum products sold	174	3,775
Provisionally-priced trade receivables	$30,164	$40,693
As at December 31, 2023 and December 31, 2022, the Company’s net receivable position consists of copper, gold, and molybdenum sales contracts awaiting final pricing and is summarized as follows:

		Sales awaiting final pricing		Mark-to-market average price ($/unit)
	Unit	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Copper	Pounds	11,850,994	17,439,697	3.89	3.81
Gold	Ounces	26,889	33,672	2,074	1,831
Molybdenum	Pounds	102,599	563,302	20.09	26.88

Trade payables

Upon the purchase of molybdenum concentrate from various vendors, the Company typically pays an amount ranging from 95% to 100% of the contracted value of contained metal, net of applicable deductions while the final settlement payment is not due for several months. Under the terms of these concentrate purchase contracts, prices are subject to final adjustment at the end of a future period, after control passes to the Company based on quoted market prices during the quotation period specified in the contract. At the end of each reporting period, provisionally-priced purchases are fair valued based on the forward market price for the quotation period stipulated in the contract, with changes in fair value recognized in inventory or production costs, as applicable.
Accounts payable related to the purchase of molybdenum concentrate prior to fair value adjustment, the fair value adjustments made during the period, and the fair value of provisionally-priced payables as at December 31, 2023 and December 31, 2022, are summarized as follows:

	December 31, 2023	December 31, 2022
Accounts payable prior to fair value adjustment	$11,619	$28,453
Fair value adjustment to molybdenum concentrate	859	35,743
Provisionally-priced accounts payable	$12,478	$64,196
As at December 31, 2023 and December 31, 2022, the Company’s net position of molybdenum purchase contracts awaiting final pricing can be summarized as follows:

		Purchases awaiting final pricing		Fair value price ($/unit)
	Unit	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Molybdenum	Pounds	1,404,923	3,308,436	$18.88	$31.00
c.Fair value measurement
Classification and the fair value measurement by the level of financial assets and liabilities in the consolidated statements of financial position were as follows:

December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$30,164	$—	$30,164
Marketable securities	2,834	—	—	2,834
Derivative financial instruments	—	15,636	—	15,636
	$2,834	$45,800	$—	$48,634

Financial liabilities
Provisionally-priced accounts payable	$—	$12,478	$—	$12,478
Derivative financial instruments	—	3,331	—	3,331
	$—	$15,809	$—	$15,809

December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Provisionally-priced trade receivables	$—	$40,693	$—	$40,693
Marketable securities	830	—	—	830
Derivative financial instruments	—	17,318	—	17,318
	$830	$58,011	$—	$58,841

Financial liabilities
Provisionally-priced accounts payable	$—	$64,196	$—	$64,196
Deferred milestone payment to Waterton	—	30,871	—	30,871
Derivative financial instruments	—	18,777	—	18,777
	$—	$113,844	$—	$113,844
During the year ended December 31, 2023, there were no transfers between Level 1 and Level 2 fair value measurements, and no transfers into or out of Level 3 fair value measurements.
Valuation Techniques
Marketable securities
Marketable securities representing shares of publicly traded entities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).
Provisionally-priced receivables
The fair value of receivables arising from copper, gold and molybdenum sales contracts that contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy.
Provisionally-priced payables
The fair value of payables arising from molybdenum purchase contracts that contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these payables are classified within Level 2 of the fair value hierarchy.
Derivative financial instruments
The fair value of gold, copper, diesel and currency derivative financial instruments, classified within Level 2, are determined using derivative pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs. The fair value of the Company’s derivative contracts includes an adjustment for credit risk.
Deferred milestone payment to Waterton
The deferred milestone payment to Waterton, arising from the acquisition of Goldfield Project (note 27), was measured at fair value using the present value method at the date of acquisition. Subsequently, the carrying value of the deferred milestone payment was accreted to its stated amount using the effective interest rate method.